Document And Entity Information	May 25, 2023
Document Information [Line Items]
Entity, Registrant Name	Mercantile Bank Corporation
Document, Type	8-K
Document, Period End Date	May 25, 2023
Entity, Incorporation, State or Country Code	MI
Entity, File Number	000-26719
Entity, Tax Identification Number	38-3360865
Entity, Address, Address Line One	310 Leonard Street NW
Entity, Address, City or Town	Grand Rapids
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	49504
City Area Code	616
Local Phone Number	406-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	MBWM
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001042729